Goodwill - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life		$ 3.2
Estimated cash flow term	5 years	5 years
Cannabis Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 6.0	$ 6.0
Discount rate	14.00%	13.50%
Liquor Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 41.5	$ 41.5
Discount rate	12.25%	11.50%
Cannabis Operations Manufacturing CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 1.5	$ 1.5